ASSET RETIREMENT OBLIGATION (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Retirement Obligation
Opening balance	$ 621	$ 621
New obligations	294
Accretion expense	2
Ending balance	$ 917	$ 621